Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:

	December 31,
	2014	2013
Trade payables	$383,297	$462,304
Other payables	51,395	46,789

Total	$434,692	$509,093